Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 57,840	$ 61,445	$ 43,145
Net unrealized holding gain (loss) on securities available for sale	14,459	(5,328)	2,524
Tax effect	(3,757)	1,384	(792)
Net unrealized gain (loss) on securities available for sale, net of tax	10,702	(3,944)	1,732
Change in overfunded position in pension and postretirement plans arising during the year	5,967	(3,684)	3,824
Tax effect	(1,550)	957	(812)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	4,417	(2,727)	3,012
Amortization of net actuarial gain	(274)	(556)	(289)
Amortization of prior service (benefit) cost	(197)	(100)	90
Tax effect	122	170	(100)
Amortization of net actuarial gain and prior service credit on pension and postretirement plans, net of tax	(349)	(486)	(299)
Other comprehensive income (loss), net of tax	14,770	(7,157)	4,445
Comprehensive income	$ 72,610	$ 54,288	$ 47,590